Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 27.4%	Principal Amount	Value
Aerospace & defense - 0.8%
Raytheon Technologies Corp., 2.38%, 03/15/32	$ 4,070,000	$3,422,328
The Boeing Co.,
2.80%, 03/01/27	935,000	863,628
3.60%, 05/01/34	3,320,000	2,847,137
5.04%, 05/01/27	2,142,000	2,163,073
Agriculture - 0.7%
BAT Capital Corp.,
3.56%, 08/15/27	2,080,000	1,940,934
4.91%, 04/02/30	6,465,000	6,123,703
Airlines - 2.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,875,227	1,796,701
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	8,490,417	8,259,777
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,275,050	2,095,859
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,781,569	7,689,877
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	4,822,944	4,045,920
Series 2020-1, Class A, 4.00%, 05/15/34	1,786,054	1,624,792
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	500,566	453,723
Series 2016-2, Class AA, 2.88%, 04/07/30	312,668	279,551
Series 2018-1, Class AA, 3.50%, 09/01/31	760,567	675,868
Auto manufacturers - 3.2%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	3,530,000	3,287,312
5.58%, 03/18/24	985,000	977,860
6.95%, 03/06/26	3,270,000	3,343,836
7.35%, 11/04/27	4,385,000	4,598,769
General Motors Financial Co, Inc.,
1.25%, 01/08/26	9,130,000	8,185,822
6.00%, 01/09/28	11,055,000	11,377,351
6.05%, 10/10/25	2,555,000	2,603,016
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	3,427,331
Automobiles - 0.2%
Ford Motor Co., 3.25%, 02/12/32	3,240,000	2,571,481
Banks - 9.2%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,468,424
3.50%, 04/19/26	100,000	97,299
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	6,702,681
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	5,060,000	4,889,324
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	5,195,000	5,191,863
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,516,717
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	5,060,000	4,584,002
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	3,731,272
(Fixed until 05/24/32, then SOFR + 2.09%), 4.91%, 05/24/33	5,160,000	5,095,296
HSBC Holdings PLC, 4.95%, 03/31/30	5,075,000	5,090,884
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	6,435,000	5,516,197
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	5,375,000	5,247,209
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	4,911,911
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	3,400,000	3,387,547
The PNC Financial Services Group, Inc.,
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	5,800,000	5,970,740
(Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	3,010,000	3,253,166
Truist Financial Corp. (Fixed until 10/28/32, then SOFR + 2.30%), 6.12%, 10/28/33	5,040,000	5,492,239
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	4,720,000	4,715,990
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	6,515,000	6,476,420
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	5,715,000	5,039,496
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,520,954
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	3,400,000	3,386,818
Capital markets - 3.2%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,435,000	5,495,628
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	5,740,000	5,279,767
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	5,185,000	5,699,835
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,435,000	5,514,549
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,303,019
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,048,500
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	10,395,000	10,949,486
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	3,625,233
Cosmetics/personal care - 0.4%
GSK Consumer Healthcare Capital US LLC, 3.63%, 03/24/32	5,895,000	5,396,635
Diversified telecommunication services - 0.2%
AT&T, Inc., 2.55%, 12/01/33	3,637,000	2,940,778
Electric - 2.9%
Appalachian Power Co., 2.70%, 04/01/31	6,695,000	5,709,773
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	431,631
Duke Energy Florida LLC, 5.65%, 04/01/40	5,456,000	5,801,923
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,240,852
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	3,302,238
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	4,183,690
Florida Power & Light Co., 2.88%, 12/04/51	6,180,000	4,493,723
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	5,500,000	5,848,547
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,396,533
Electric utilities - 1.4%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	5,645,000	5,219,962
Virginia Electric and Power Co., 2.30%, 11/15/31	3,450,000	2,902,254
Wisconsin Power and Light Co.,
1.95%, 09/16/31	3,995,000	3,242,889
3.95%, 09/01/32	6,150,000	5,862,637
Food & staples retailing - 0.3%
Sysco Corp., 2.45%, 12/14/31	4,490,000	3,766,708
Media - 0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,014,426
Multi-utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	2,135,000	1,945,563
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,595,000	5,332,243
Road & rail - 0.5%
Norfolk Southern Corp., 3.00%, 03/15/32	5,185,000	4,619,973
Union Pacific Corp., 2.80%, 02/14/32	1,380,000	1,221,964
Specialty retail - 0.3%
Lowe's Cos, Inc., 2.63%, 04/01/31	3,985,000	3,425,143
Tobacco - 0.7%
Altria Group, Inc., 2.45%, 02/04/32	5,435,000	4,246,531
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,403,242
Transportation - 0.0%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	37,593	37,473
Total corporate bonds (cost $353,169,593)		328,845,446

MORTGAGE AND ASSET-BACKED SECURITIES - 40.7%
Asset-backed securities - 8.3%
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.29%, 08/15/25	5,885,000	5,893,864
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	12,150,000	11,589,312
Series 2023-1A, Class A, 144A, 5.25%, 04/20/29	8,405,000	8,488,281
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	1,180,464	1,173,210
BMW Vehicle Owner Trust, Series 2022-A, Class A2A, 2.52%, 12/26/24	5,386,656	5,329,515
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,505,000	5,356,690
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	5,974,538	5,862,651
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	12,931,381
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,785,000	5,380,526
Honda Auto Receivables Owner Trust, Series 2022-2, Class A3, 3.73%, 07/20/26	3,580,000	3,519,795
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	10,670,000	10,689,019
Series 2023-1, Class A2, 5.09%, 01/15/26	6,515,000	6,517,789
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.49%, 02/25/36	169,144	166,272
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	5,640,000	5,650,667
Series 2023-A, Class A2, 5.05%, 01/15/26	5,755,000	5,753,361
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	5,500,342	5,346,855
Commercial mortgage-backed securities - 7.9%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	1,824,502
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/17/51	2,430,000	2,406,140
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,438,329
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,144,031
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	3,678,372
Series 2022-B33, Class A2, 3.32%, 03/17/55	8,420,000	7,827,517
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	5,327,732
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,261,101	3,110,913
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	226,656	226,215
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,785,325
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	8,763,956
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	1,653,662	1,425,648
GS Mortgage Securities Trust, Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	119,792	119,448
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.96%, 04/15/46	4,998,041	4,973,996
Series 2014-C20, Class ASB, 3.46%, 07/17/47	819,201	804,149
JP Morgan Mortgage Trust,
Series 2017-2, Class A7, 144A, VR, 3.50%, 05/25/47	2,748,887	2,475,768
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	3,774,963	3,151,358
Series 2021-3, Class A4, 144A, VR, 2.50%, 07/25/51	2,885,602	2,567,398
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	6,437,031	5,598,459
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,168,649	1,886,133
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	1,807,208	1,571,777
Series 2022-6, Class A3, 144A, VR, 3.00%, 05/25/52	1,113,153	968,139
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	4,010,000	3,946,717
Mello Mortgage Capital Acceptance Trust,
Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	3,011,654	2,514,144
Series 2021-MTG3, Class A3, 144A, VR, 2.50%, 07/01/51	3,893,084	3,235,367
Rate Mortgage Trust, Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	3,251,624	2,714,472
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3, 3.23%, 08/17/50	2,612,020	2,437,579
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	7,157,924	6,672,353
Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	4,629,409
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 144A, VR, 2.50%, 06/25/51	3,195,302	2,838,952
Federal agency mortgage-backed obligations - 24.5%
Fannie Mae Pool,
TBA, 2.00%, 02/15/53	81,660,000	68,632,678
TBA, 2.00%, 03/15/53	19,455,000	16,363,479
TBA, 2.50%, 02/15/53	48,860,000	42,776,824
TBA, 2.50%, 03/15/53	9,940,000	8,708,661
TBA, 3.00%, 02/15/53	33,980,000	30,863,397
TBA, 3.50%, 02/15/53	32,150,000	30,148,742
TBA, 4.00%, 03/15/53	54,265,000	52,401,760
TBA, 4.50%, 03/15/53	26,295,000	25,960,149
TBA, 5.00%, 03/15/53	6,335,000	6,354,797
TBA, 5.50%, 03/15/53	4,420,000	4,487,681
Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	1,207,212	1,188,250
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	5,440,252	5,353,787
Series 2583, Class AB, 2.14%, 08/15/23	195,279	194,861
Total mortgage and asset-backed securities (cost $491,468,648)		488,148,552

FOREIGN GOVERNMENT BONDS - 0.8%
Mexico Government International Bond, 3.50%, 02/12/34	8,195,000	6,886,762
Petroleos Mexicanos, 7.69%, 01/23/50	2,915,000	2,176,343
Total foreign government bonds (cost $10,952,171)		9,063,105

U.S. TREASURIES - 49.2%
U.S. Treasury Bonds,
1.75%, 08/15/41	53,170,000	38,735,175
2.25%, 02/15/52	34,320,000	25,785,581
2.38%, 02/15/42	24,351,000	19,699,579
3.00%, 08/15/52	42,505,000	37,610,284
U.S. Treasury Notes,
0.13%, 12/15/23	40,550,000	38,958,096
1.75%, 01/31/29	61,800,000	55,677,937
2.50%, 08/15/23	165,730,000	163,710,166
2.75%, 08/15/32	74,190,000	69,808,153
4.50%, 11/30/24	138,533,000	138,992,972
Total U.S. Treasuries (cost $597,564,905)		588,977,943

MEDIUM-TERM NOTES - 0.1%
BNP Paribas S.A.,
144A, 05/03/23+	123,000	80,577
144A, 05/03/23+	123,000	86,137
144A, 05/03/23+	123,000	96,039
Citigroup Global Markets Holdings, Inc.,
144A, 02/24/23*	91,000	21,419
144A, 03/24/23*	144,000	36,842
144A, 03/24/23*	144,000	38,359
144A, 03/24/23+	433,000	198,668
144A, 03/24/23*	144,000	35,324
144A, 04/26/23+	381,000	245,029
Total medium-term notes (cost $1,706,000)		838,394
Total investment portfolio (cost $1,454,861,317) - 118.2%		1,415,873,440
Liabilities in excess of other assets - (18.2)%		(217,824,968)
Total net assets - 100.0%		$1,198,048,472

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

+ This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated prinicpal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each the S&P 500 Index (“SPX”) and SPDR Gold Trust ("GLD") (each, an "underlying") from its initial underlying value to its final underlying value.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 01.31.2023
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2023	(Depreciation)
5-Year U.S. Treasury Note	03/31/23	1,129	$122,173,596	$123,334,430	$1,160,834

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2022	(Depreciation)
Long Bond U.S. Treasury Note	03/22/23	(334)	$(42,559,339)	$(43,378,250)	$(818,911)
Total futures contracts					$341,923

There is $206,384 of variation margin due from the broker to the Fund as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 39	B2/B	Sell	Receive	5%/Quarterly	12/20/27	$ 115,050,000	$ 3,612,775	$ (343,327)	$ 3,956,102
Total swap contracts							$ 115,050,000	$ 3,612,775	$ (343,327)	$ 3,956,102

There is $726,116 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2023
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	15,182,000	U.S. Dollar	10,241,567	02/28/23	J.P. Morgan	$ 485,898
Brazilian Real	58,688,630	U.S. Dollar	11,000,000	03/02/23	J.P. Morgan	503,514
Canadian Dollar	15,024,570	U.S. Dollar	11,029,514	03/20/23	J.P. Morgan	266,395
Euro	10,389,000	U.S. Dollar	11,199,405	03/15/23	J.P. Morgan	125,328
Indian Real	444,325,883	U.S. Dollar	5,429,036	04/18/23	J.P. Morgan	(33,911)
Japanese Yen	2,957,770,730	U.S. Dollar	22,120,000	03/08/23	J.P. Morgan	710,236
Norway Krone	109,502,800	U.S. Dollar	11,000,000	02/21/23	J.P. Morgan	(19,556)
Sweden Krona	59,440,878	U.S. Dollar	5,724,000	04/17/23	J.P. Morgan	(16,605)
U.S. Dollar	10,540,959	Australian Dollar	15,182,000	02/28/23	J.P. Morgan	(186,506)
U.S. Dollar	11,477,194	Brazilian Real	58,688,630	03/02/23	J.P. Morgan	(26,321)
U.S. Dollar	22,939,794	Japanese Yen	2,957,770,730	03/08/22	J.P. Morgan	109,558
U.S. Dollar	11,295,523	Canadian Dollar	15,024,570	03/20/23	J.P. Morgan	(386)
Total forward contracts						$ 1,917,644

Forward Contracts are categorized as Level 2 as of the date of this report.